UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment |_|; Amendment Number:
                                                -----------
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S & E Partners, L.P.
Address:   660 Madison Avenue, 20th Floor
           New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron
Title:         President
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                    New York, NY                    5/13/02
-----------------------        ---------------------            --------------
   [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      75
Form 13F Information Table Value Total:      217,358
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number             Name

      01    28- 04329                        Scoggin LLC

Quarter Ended 03/31/02


                           Form 13F Information Table

       Column 1           Column 2        Column 3   Column 4      Column 5          Column 6    Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                      Value    SHRS or SH/ Put/  Investment     Other        Voting Authority
    Name of Issuer      Title of Class     Cusip     (x1000)   PRN AMT PRN Call  Discretion   Managers   Sole    Shared     None
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                  common        00817Y108    11,646   300,000 Call      Sole                    Sole
Aetna Inc                  common        00817Y108    11,646   300,000 Call      Defined        01       Sole
AstraZeneca PLC            common        046353108       868    17,500 Put       Sole                    Sole
AstraZeneca PLC            common        046353108       868    17,500 Put       Defined        01       Sole
Bank of America
  Corporation              common        060505104     1,701    25,000 Put       Sole                    Sole
Bank of America
  Corporation              common        060505104     1,701    25,000 Put       Defined        01       Sole
Beckman Coulter Inc        common        075811109     4,724    92,500 Put       Sole                    Sole
Beckman Coulter Inc        common        075811109     4,724    92,500 Put       Defined        01       Sole
Biotransplant              common        09066Y107       525   100,000 SH        Sole                    Sole
Biotransplant              common        09066Y107       525   100,000 SH        Defined        01       Sole
Bogen Communications
  Int'l                    common         97189104     1,180   392,148 SH        Sole                    Sole
Bogen Communications
  Int'l                    common         97189104       584   194,000 SH        Defined        01       Sole
Centra Software Inc        common        15234X103       241    50,000 SH        Sole                    Sole
Centra Software Inc        common        15234X103       241    50,000 SH        Defined        01       Sole
ChevronTexaco
  Corporation              common        166764100     6,951    77,000 SH        Sole                    Sole
Chiquita Brands
  International            common        170032809       425    25,753 SH        Defined        01       Sole
Chiquita Brands
  International            common        170032809       425    25,753 SH        Sole                    Sole
Compaq Computer
  Corporation              common        204493100     1,045   100,000 SH        Sole                    Sole
Compaq Computer
  Corporation              common        204493100     1,045   100,000 SH        Defined        01       Sole
Cornell Companies Inc      common        219141108       510    47,200 SH        Sole                    Sole
Cornell Companies Inc      common        219141108       540    50,000 SH        Defined        01       Sole
C.R. Bard, Inc.            common        067383109     4,429    75,000 SH        Sole                    Sole
C.R. Bard, Inc.            common        067383109     4,429    75,000 SH        Defined        01       Sole
Cytyc Corporation          common        232946103       805    29,900 SH        Sole                    Sole
Cytyc Corporation          common        232946103       805    29,900 SH        Defined        01       Sole
DaVita Inc                 common        23918K108       633    25,000 SH        Sole                    Sole
DaVita Inc                 common        23918K108       633    25,000 SH        Defined        01       Sole
Earthwatch Inc             preferred     270324601     1,075   500,000 SH        Sole                    Sole
Earthwatch Inc             preferred     270324601     1,075   500,000 SH        Defined        01       Sole
EchoStar Communications    common        278762109       708    25,000 SH        Sole                    Sole
EchoStar Communications    common        278762109       708    25,000 SH        Defined        01       Sole
eSpeed, Inc.               common        296643109       926    87,500 SH        Sole                    Sole
eSpeed, Inc.               common        296643109       926    87,500 SH        Defined        01       Sole
Ford Motor Company         common        345370860     2,474   150,000 Call      Sole                    Sole
Ford Motor Company         common        345370860     2,474   150,000 Call      Defined        01       Sole
General Motors Corp        CL H New      370442832     1,234    75,000 SH        Sole                    Sole
General Motors Corp        CL H New      370442832     1,234    75,000 SH        Defined        01       Sole
Genesis Health Ventures
  Inc                      conv prf      37183F206       197     2,076 SH        Sole                    Sole
Genesis Health Ventures
  Inc                      conv prf      37183F206       197     2,074 SH        Defined        01       Sole
Gentiva Heath Services
  Inc                      common        37247A102     8,927   360,550 SH        Sole                    Sole
Gentiva Heath Services
  Inc                      common        37247A102     9,011   363,950 SH        Defined        01       Sole
Gillette Co                common        375766102    16,155   475,000 Call      Sole                    Sole
Gillette Co                common        375766102    16,155   475,000 Call      Defined        01       Sole
Ivex Packaging
  Corporation              common        465855104     3,037   132,500 SH        Sole                    Sole
Ivex Packaging
  Corporation              common        465855104     3,037   132,500 SH        Defined        01       Sole
The J.M. Smucker
  Company                  common        832696306     3,380   100,000 SH        Sole                    Sole
The J.M. Smucker
  Company                  common        832696306     3,380   100,000 SH        Defined        01       Sole
Joy Global Inc.            common        481165108     1,078    66,591 SH        Sole                    Sole
Joy Global Inc.            common        481165108     1,078    66,592 SH        Defined        01       Sole
Marvel Enterprises
  Inc. 8%                  conv. prf     57383M207     2,388   318,373 SH        Sole                    Sole
Marvel Enterprises
  Inc. 8%                  conv. prf     57383M207     1,671   222,859 SH        Defined        01       Sole
Millennium Pharma-
  ceuticals Inc            common        599902103    15,529   696,046 SH        Sole                    Sole
Mykrolis Corporation       common        628529103     8,027   525,000 SH        Sole                    Sole
Mykrolis Corporation       common        628529103     8,027   525,000 SH        Defined        01       Sole
Mykrolis Corporation       common        628529103     1,376    90,000 Call      Sole                    Sole
Mykrolis Corporation       common        628529103     1,376    90,000 Call      Defined        01       Sole
NextWave Telecom Inc.      common        65332M103       765   300,000 SH        Sole                    Sole
NextWave Telecom Inc.      common        65332M103       765   300,000 SH        Defined        01       Sole
NorthPoint Commun-
  ications Group           common        666610100        20   125,000 SH        Sole                    Sole
NorthPoint Commun-
  ications Group           common        666610100        20   125,000 SH        Defined        01       Sole
PepsiCo Inc.               common        713448108     3,863    75,000 Call      Sole                    Sole
PepsiCo Inc.               common        713448108     3,863    75,000 Call      Defined        01       Sole
Sepracor Inc               common        817315104     1,455    75,000 SH        Sole                    Sole
Sepracor Inc               common        817315104     1,455    75,000 SH        Defined        01       Sole
TrizecHahn Corporation     common        896938107     3,166   200,000 SH        Sole                    Sole
TrizecHahn Corporation     common        896938107     3,166   200,000 SH        Defined        01       Sole
TRW Inc                    common        872649108     3,860    75,000 SH        Sole                    Sole
TRW Inc                    common        872649108     3,860    75,000 SH        Defined        01       Sole
TRW Inc                    common        872649108     2,574    50,000 Put       Sole                    Sole
TRW Inc                    common        872649108     2,574    50,000 Put       Defined        01       Sole
Western Wireless           common        95988E204       219    25,000 Call      Sole                    Sole
Western Wireless           common        95988E204       219    25,000 Call      Defined        01       Sole
Williams Companies         common        969457100     4,163   176,700 SH        Sole                    Sole
Wyndham International
  Inc                      common        983101106       322   358,050 SH        Sole                    Sole
Wyndham International
  Inc                      common        983101106       326   362,750 SH        Defined        01       Sole

                                                     217,358